Financial instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
Fair value by hierarchy
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value and those measured at amortized cost as of June 30, 2019 and December 31, 2018. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2018 Annual Report, published on January 30, 2019.
	Level 1		Level 2		Level 3		Valued at amortized cost or cost		Total

(USD millions)	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018

Debt securities		302	25	23					25	325

Fund investments	35	35							35	35

Total marketable securities	35	337	25	23					60	360

Time deposits and short term investments with original maturity more than 90 days							81	2 087	81	2 087

Derivative financial instruments			93	130					93	130

Accrued interest on debt securities								12		12

Total marketable securities, time deposits and derivative financial instruments	35	337	118	153			81	2 099	234	2 589

Financial investments and long-term loans
Financial investments	1 946	698			539	488			2 485	1 186

Fund investments					224	251			224	251

Contingent consideration receivables					408	396			408	396

Long-term loans and receivables from customers and finance lease, advances, security deposits							317	512	317	512

Financial investments and long-term loans	1 946	698			1 171	1 135	317	512	3 434	2 345

Associated companies at fair value through profit or loss					167	145			167	145

Contingent consideration payables					-728	-907			-728	-907

Other financial liabilities					-22	-10			-22	-10

Derivative financial instruments			-189	-58					-189	-58

Total financial liabilities at fair value			-189	-58	-750	-917			-939	-975

There were no significant transfers from one level to the other and no significant transactions associated with level 3 financial instruments. During the second quarter of 2019, there were several individually non-significant transfers of equity securities from level 3 to level 1 for USD 24 million due to Initial Public Offerings.
The fair value of straight bonds amounted to USD 23.6 billion at June 30, 2019 (USD 25.4 billion at December 31, 2018) compared to the balance sheet value of USD 22.3 billion at June 30, 2019 (USD 25.3 billion at December 31, 2018). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value. The carrying amount of financial assets included in the line financial investments and long-term loans of USD 3.4 billion at June 30, 2018 (USD 2.3 billion at December 31, 2018) is included in line “financial and other non-current assets” of the consolidated balance sheets.
During the second quarter of 2019, Alcon Inc. shares with a fair value of USD 113 million were sold and the USD 9 million gain on disposal was transferred from other comprehensive income to retained earnings.
The Group’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.